Property, Plants and Equipment, Net (Details) - Schedule of the Composition and Movement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost:
Beginning balance	$ 21,657	$ 18,737
Additions during the year:
Depreciated cost at December 31, 2023	7,988	8,338
Additions during the year:
Depreciated cost at December 31, 2022	8,338	8,338
Additions during the year:
Purchases	1,618	4,381
Acquisitions of subsidiaries	988	179
Adjustments arising from translating financial statements of foreign operations	(582)	(628)
Decreases during the year:
Disposals	(214)	(1,012)
Ending balance	23,467	21,657
Accumulated Depreciation [Member]
Cost:
Beginning balance	13,319	12,865
Additions during the year:
Depreciation	1,921	1,910
Additions during the year:
Acquisitions of subsidiaries	843
Adjustments arising from translating financial statements of foreign operations	(401)	(526)
Decreases during the year:
Disposals	(203)	(930)
Ending balance	15,479	13,319
Software [Member]
Cost:
Beginning balance	1,492	1,623
Additions during the year:
Depreciated cost at December 31, 2023	528
Additions during the year:
Depreciated cost at December 31, 2022		93
Additions during the year:
Purchases	463	110
Acquisitions of subsidiaries	25	4
Adjustments arising from translating financial statements of foreign operations	(22)	(220)
Decreases during the year:
Disposals	(3)	(25)
Ending balance	1,955	1,492
Software [Member] | Accumulated Depreciation [Member]
Cost:
Beginning balance	1,399	1,510
Additions during the year:
Depreciation	46	47
Additions during the year:
Acquisitions of subsidiaries	21
Adjustments arising from translating financial statements of foreign operations	(36)	(135)
Decreases during the year:
Disposals	(3)	(23)
Ending balance	1,427	1,399
Motor vehicles [Member]
Cost:
Beginning balance	1,270	1,444
Additions during the year:
Depreciated cost at December 31, 2023	166
Additions during the year:
Depreciated cost at December 31, 2022		180
Additions during the year:
Purchases	3	9
Acquisitions of subsidiaries	2
Adjustments arising from translating financial statements of foreign operations	(19)	(181)
Decreases during the year:
Disposals	(94)	(2)
Ending balance	1,162	1,270
Motor vehicles [Member] | Accumulated Depreciation [Member]
Cost:
Beginning balance	1,090	1,240
Additions during the year:
Depreciation	48	4
Additions during the year:
Acquisitions of subsidiaries
Adjustments arising from translating financial statements of foreign operations	(48)	(152)
Decreases during the year:
Disposals	(94)	(2)
Ending balance	996	1,090
Office furniture and equipment [Member]
Cost:
Beginning balance	4,395	3,839
Additions during the year:
Depreciated cost at December 31, 2023	1,275
Additions during the year:
Depreciated cost at December 31, 2022		1,512
Additions during the year:
Purchases	491	1,365
Acquisitions of subsidiaries	302	55
Adjustments arising from translating financial statements of foreign operations	(255)	(555)
Decreases during the year:
Disposals	(52)	(309)
Ending balance	4,881	4,395
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Cost:
Beginning balance	2,883	2,480
Additions during the year:
Depreciation	563	583
Additions during the year:
Acquisitions of subsidiaries	257
Adjustments arising from translating financial statements of foreign operations	(46)	104
Decreases during the year:
Disposals	(51)	(284)
Ending balance	3,606	2,883
Computers and peripheral equipment [Member]
Cost:
Beginning balance	8,620	8,106
Additions during the year:
Depreciated cost at December 31, 2023	1,878
Additions during the year:
Depreciated cost at December 31, 2022		1,934
Additions during the year:
Purchases	591	2,702
Acquisitions of subsidiaries	616	112
Adjustments arising from translating financial statements of foreign operations	(150)	(1,668)
Decreases during the year:
Disposals	(58)	(632)
Ending balance	9,619	8,620
Computers and peripheral equipment [Member] | Accumulated Depreciation [Member]
Cost:
Beginning balance	6,686	6,594
Additions during the year:
Depreciation	816	1,192
Additions during the year:
Acquisitions of subsidiaries	528
Adjustments arising from translating financial statements of foreign operations	(241)	(520)
Decreases during the year:
Disposals	(48)	(580)
Ending balance	7,741	6,686
Leasehold improvements [Member]
Cost:
Beginning balance	5,880	3,725
Additions during the year:
Depreciated cost at December 31, 2023	4,141
Additions during the year:
Depreciated cost at December 31, 2022		4,619
Additions during the year:
Purchases	70	195
Acquisitions of subsidiaries	43	8
Adjustments arising from translating financial statements of foreign operations	(136)	1,996
Decreases during the year:
Disposals	(7)	(44)
Ending balance	5,850	5,880
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Cost:
Beginning balance	1,261	1,041
Additions during the year:
Depreciation	448	84
Additions during the year:
Acquisitions of subsidiaries	37
Adjustments arising from translating financial statements of foreign operations	(30)	177
Decreases during the year:
Disposals	(7)	(41)
Ending balance	$ 1,709	$ 1,261